UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: July 31, 2012

*	This Form N-Q pertains only to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund. The remaining series of the Registrant have a fiscal year end of April 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2012

MFS® INFLATION-ADJUSTED BOND FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 98.8%
U.S. Treasury Inflation Protected Securities - 98.1%
U.S. Treasury Bonds, 2.5%, 2016	$18,324,731	$21,139,300
U.S. Treasury Bonds, 0.125%, 2017	14,658,236	15,631,631
U.S. Treasury Bonds, 1.625%, 2018	16,229,967	18,743,080
U.S. Treasury Bonds, 1.125%, 2021	34,636,242	40,448,619
U.S. Treasury Bonds, 2.375%, 2025	27,127,200	36,560,250
U.S. Treasury Bonds, 2%, 2026	19,261,500	25,209,991
U.S. Treasury Bonds, 2.375%, 2027	15,039,169	20,741,135
U.S. Treasury Bonds, 1.75%, 2028	16,249,713	21,012,910
U.S. Treasury Bonds, 3.625%, 2028	18,163,237	28,842,657
U.S. Treasury Bonds, 2.5%, 2029	13,206,595	18,931,865
U.S. Treasury Bonds, 3.875%, 2029	21,330,074	35,532,895
U.S. Treasury Bonds, 3.375%, 2032	5,593,234	9,336,332
U.S. Treasury Bonds, 2.125%, 2040	11,480,126	17,153,823
U.S. Treasury Bonds, 2.125%, 2041	16,960,888	25,539,382
U.S. Treasury Bonds, 0.75%, 2042	10,805,245	12,067,266
U.S. Treasury Notes, 1.25%, 2014	14,042,988	14,576,186
U.S. Treasury Notes, 2%, 2014	23,340,365	24,848,362
U.S. Treasury Notes, 1.625%, 2015	21,779,803	23,297,594
U.S. Treasury Notes, 0.5%, 2015	24,309,985	25,436,218
U.S. Treasury Notes, 1.875%, 2015	20,145,927	22,097,564
U.S. Treasury Notes, 2%, 2016	21,918,858	24,418,966
U.S. Treasury Notes, 0.125%, 2016	36,021,013	37,841,767
U.S. Treasury Notes, 2.375%, 2017	18,234,580	21,214,803
U.S. Treasury Notes, 2.625%, 2017	14,697,674	17,616,544
U.S. Treasury Notes, 1.375%, 2018	15,943,321	18,445,673
U.S. Treasury Notes, 2.125%, 2019	15,072,302	18,253,975
U.S. Treasury Notes, 1.875%, 2019	16,157,866	19,576,256
U.S. Treasury Notes, 1.375%, 2020	20,961,681	24,705,311
U.S. Treasury Notes, 1.25%, 2020	31,099,155	36,633,841
U.S. Treasury Notes, 0.625%, 2021	35,523,935	40,203,112
U.S. Treasury Notes, 0.125%, 2022	40,874,122	44,124,882
U.S. Treasury Notes, 0.125%, 2022	13,021,661	14,119,348

		$774,301,538
U.S. Treasury Obligations - 0.7%
U.S. Treasury Bonds, 6.875%, 2025	$3,357,000	$5,325,565
Total Bonds		$779,627,103

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	14,715,410	$14,715,410
Total Investments		$794,342,513

Other Assets, Less Liabilities - (0.7)%		(5,426,625)
Net Assets - 100.0%		$788,915,888

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$779,627,103	$—	$779,627,103
Mutual Funds	14,715,410	—	—	14,715,410
Total Investments	$14,715,410	$779,627,103	$—	$794,342,513

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$702,797,295
Gross unrealized appreciation	$91,574,884
Gross unrealized depreciation	(29,666)
Net unrealized appreciation (depreciation)	$91,545,218

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

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Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	22,117,606	165,281,955	(172,684,151)	14,715,410

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$9,338	$14,715,410

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 18, 2012

*	Print name and title of each signing officer under his or her signature.